Commitments and Contingencies (Details) ₪ in Thousands, $ in Thousands			1 Months Ended			12 Months Ended
	Oct. 20, 2015 USD ($)	Oct. 14, 2014 USD ($)	Apr. 30, 2015 USD ($)	Apr. 30, 2015 ILS (₪)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Commitment and Contigencies (Textual)
Lawsuit amount for registration fee						$ 1,285	₪ 5,000
Rent expenses						128		$ 114	$ 109
Right and license term	3 years
Percentage of net income	50.00%
Minimum annual sales	$ 10,000
Percentage of Penalty	15.00%
Shortfall amount	$ 1,500
Secure minimum sales and penalty	$ 125
Prepayments in other current assets						375
Unauthorized outgoing transfer					$ 462
5 Year Lease Agreement [Member]
Commitment and Contigencies (Textual)
Monthly rent						$ 6	₪ 25
Office space, expiring date						Nov. 30, 2017	Nov. 30, 2017
2.5 year Lease Agreement [Member]
Commitment and Contigencies (Textual)
Monthly rent						$ 4	₪ 16
Office space, expiring date						Nov. 30, 2017	Nov. 30, 2017
1 Year Lease Agreement [Member]
Commitment and Contigencies (Textual)
Monthly rent						$ 1	₪ 5
Lesae renewed date						Aug. 31, 2015	Aug. 31, 2015
Majority Shareholder [Member]
Commitment and Contigencies (Textual)
Amount transferred for Import, market and sale of products		$ 150
Profits derived from products		15.00%
Shareholders transaction cost						$ 1,187	₪ 4,512
Spouse [Member]
Commitment and Contigencies (Textual)
Received an excess amount			$ 305	₪ 1,213